Segments - Schedule of ING Group total (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
– Net interest income	€ 14,593	€ 14,000	€ 13,552
– Net fee and commission income	3,586	3,517	3,011
Total income	30,418	20,093	17,227
Addition to loan loss provisions	1,861	516	2,675
Total expenses	13,060	11,708	13,828
Result before taxation	17,358	8,385	3,399
Taxation	5,130	2,306	1,070
Non-controlling interests	102	128	78
Net result	12,126	5,951	2,250
Results IFRS-EU
Disclosure of operating segments [line items]
Total expenses	13,060	11,708	13,828
Taxation	1,725	1,877	1,246
Non-controlling interests	102	128	78
Net result	3,674	4,776	2,485
Adjustment of the EU IAS 39 carve out
Disclosure of operating segments [line items]
Taxation	(3,405)	(429)	176
Net result	(8,451)	(1,174)	234
ING Group
Disclosure of operating segments [line items]
Net result	12,126	5,951	2,250
ING Group | Results IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	13,756	13,615	13,604
– Net fee and commission income	3,586	3,517	3,011
– Total investment and other income	1,219	1,359	1,022
Total income	18,561	18,490	17,637
Expenditure	11,199	11,192	11,153
Addition to loan loss provisions	1,861	516	2,675
Total expenses	13,060	11,708	13,828
Result before taxation	5,502	6,782	3,809
Taxation	1,725	1,877	1,246
Non-controlling interests	102	128	78
Net result	3,674	4,776	2,485
ING Group | Adjustment of the EU IAS 39 carve out
Disclosure of operating segments [line items]
Net result	8,451	1,174	(234)
ING Group | ING Bank
Disclosure of operating segments [line items]
Net result	12,119	5,944	2,180
ING Group | ING Bank | Results IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	13,745	13,615	13,600
– Net fee and commission income	3,586	3,517	3,011
– Total investment and other income	1,215	1,354	1,034
Total income	18,546	18,485	17,645
Expenditure	11,193	11,195	11,160
Addition to loan loss provisions	1,861	516	2,675
Total expenses	13,053	11,711	13,835
Result before taxation	5,493	6,774	3,810
Taxation	1,723	1,876	1,317
Non-controlling interests	102	128	78
Net result	3,667	4,770	2,415
ING Group | ING Bank | Adjustment of the EU IAS 39 carve out
Disclosure of operating segments [line items]
Net result		1,174	(234)
ING Group | Other
Disclosure of operating segments [line items]
Net result	7	7	70
ING Group | Other | Results IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	11		3
– Total investment and other income	4	5	(12)
Total income	16	5	(9)
Expenditure	6	(3)	(8)
Total expenses	6	(3)	(8)
Result before taxation	9	8	(1)
Taxation	2	1	(71)
Net result	€ 7	€ 7	€ 70